Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables

	June 30,
	2024	2023

	(In thousands of US Dollars)
Trade payables	1,184	1,264
Accrued expenses	3,749	4,280
Other payables	225	78
	5,157	5,622